SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Note 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a. Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission and accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’) for interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in conformity with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Company’s audited consolidated financial statements for the years ended September 30, 2025 and 2024.

In the opinion of the management, the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, which are necessary for a fair presentation of financial results for the interim periods presented. The Company believes that the disclosures are adequate to make the information presented not misleading. The accompanying unaudited condensed consolidated financial statements have been prepared using the same accounting policies as used in the preparation of the Company’s consolidated financial statements for the year ended September 30, 2025. The results of operations for the six months ended March 31, 2026 are not necessarily indicative of the results for the full year.

b. Basis of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and all the subsidiaries of the Company and all inter-company balances and transactions have been eliminated upon consolidation. A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove a majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders.

c. Use of estimates

The preparation of these unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues, costs and expenses, and related disclosures. On the going concern basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Significant estimates required to be made by management, include, but are not limited to, revenue recognition, the assessment of a provision for credit loss, the useful lives of property and equipment, the impairment for long lived assets, the valuation allowance of deferred tax assets, fair value of warrant liabilities and the recognition and impairment of goodwill. Actual results may differ from those estimates under different assumptions or conditions.

d. Fair value measurements

Accounting Standards Codification (ASC) 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and inputs other than quoted prices that are observable or can be corroborated by observable market data (e.g., interest rates, yield curves, volatilities).

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value. Unobservable inputs are valuation technique inputs that may reflect the Company’s own assumptions that cannot be corroborated with observable market data.

Management of the Company is responsible for considering the carrying amount of cash, accounts receivable, prepaid expenses and other current assets, short-term bank loan, accounts payable, contract liabilities, amount due to related parties, operating lease liabilities - current, payroll payable and accrued expenses and other current liabilities based on the short-term maturity of these instruments to approximate their fair values because of their short-term nature.

The Company’s non-financial assets, such as property and equipment would be measured at fair value only if they were determined to be impaired.

The Company measured its Representative’s Warrants, Series A Warrant and Series B Warrants at fair value on a recurring basis. As the Company’s warrants are not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrants. This instrument is categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement.

The following table presents the fair value hierarchy for the Company’s assets and liabilities that are measured and recorded at fair value as of March 31, 2026 and September 30, 2025:

As of March 31, 2026	Level 1	Level 2	Level 3
Customer relationship	-	-	432,300
Warrant liabilities	-	-	335,852

As of September 30, 2025	Level 1	Level 2	Level 3
Warrant liabilities	-	-	902,287

e. Foreign currency translation and transaction

The reporting currency of the Company is the United States Dollars (“USD”). WFOE, Guangzhou Youxin and Celnet BJ, conduct their business in the local currency, Chinese Yuan (“RMB”), as its functional currency. Celnet HK conducts its business in the local currency, Hong Kong Dollars (“HKD”), as its functional currency. The Company and its subsidiaries in BVI and HK use USD as their functional currency. An entity’s functional currency is the currency of the primary economic environment in which it operates; normally, that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements.

Foreign currency transactions denominated in currencies other than the functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the unaudited condensed consolidated statements of operations and comprehensive loss.

The unaudited condensed consolidated financial statements are presented in USD. Assets and liabilities are translated into USD at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average of the exchange rates in effect during the reporting period. Shareholders’ equity accounts, except for the change in retained earnings, are translated using the historical exchange rates at the date of entry to shareholder equity; the change in retained earnings uses historical exchange rates of each period’s statement of income. Differences resulting from translating functional currencies to the reporting currency are recorded in accumulated other comprehensive loss in the unaudited condensed consolidated balance sheets.

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System：

Balance sheets items, except for equity accounts
March 31, 2026	RMB 6.8980 to $1
September 30, 2025	RMB 7.1190 to $1

Statements of operations and comprehensive loss, and cash flows items
For the six months ended March 31, 2026	RMB 7.0061 to $1
For the six months ended March 31, 2025	RMB 7.2043 to $1

Translation of amounts from HKD into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System：

Balance sheets items, except for equity accounts
March 31, 2026	HKD 7.8400 to $1
September 30, 2025	HKD 7.7809 to $1

Statements of operations and comprehensive loss, and cash flows items
For the six months ended March 31, 2026	HKD 7.7954 to $1
For the six months ended March 31, 2025	HKD 7.7771 to $1

f. Cash

Cash consists of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. Cash held in accounts at financial institutions were located in the PRC‚ which is not freely convertible into foreign currencies.

g. Restricted cash

Restricted cash mainly represents cash in bank that was frozen by court orders due to a lawsuit between a former employee. As of March 31, 2026 and September 30, 2025, the Company’s restricted cash balance was $25,077 and $24,298, respectively.

h. Accounts receivable

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Group adopted ASU 2016-13 from October 1, 2022 using modified-retrospective transition approach with a cumulative-effect adjustment to amounting to nil recognized as of October 1, 2022.

Accounts receivable include trade accounts due from clients. The credit terms given to customers are generally 90 days. Management reviews its receivables on a regular basis to determine if the provision for credit loss is adequate, and makes provision when necessary. Accounts receivable is considered past due based on its contractual terms. In establishing the allowance, management uses an aging schedule method to estimate the amount of the allowance for credit losses. The management also considers historical losses, the financial condition, the payment patterns and the forecasted information in pooling basis upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC Topic 326, Financial Instruments - Credit Losses. Account balances are charged off against the provision after all means of collection have been exhausted and the likelihood of collection is remote. As of March 31, 2026 and September 30, 2025, the allowances for expected credit loss were $43,839 and nil, respectively. As of March 31, 2026 and September 30, 2025, the write-off of allowances for expected credit loss were nil and nil, respectively.

i. Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service, after considering the estimated residual value which is 5% of costs. The estimated useful lives are as follows:

Estimated useful lives
Electronic equipment	3 years
Office furniture	5 years

The cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Expenditures for maintenance and repairs are charged to earnings as incurred, while major additions and enhancements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. The Company examines the possibility of decreases in the value of its property and equipment when events or changes in circumstances reflect the fact that their recorded value may not be recoverable. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

j. Goodwill and intangible assets

Intangible assets comprise goodwill and customer relationships acquired in business combinations.

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisition of Celnet BJ and its wholly-owned subsidiary Celnet HK on October 29, 2025.

Customer relationships acquired as part of business combinations are recognized separately from goodwill as intangible assets when their fair values can be measured reliably and it is probable that the expected future economic benefits attributable to such assets will flow to the Company.

Goodwill is not amortized but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when an event or circumstance change occurs that indicates the asset might be impaired. Finite-lived intangible assets are amortized over their estimated useful lives on a straight-line basis.

The estimated useful lives are as follows:

Estimated useful lives
Customer relationships	5 years

For purposes of assessing impairment, the Company evaluates finite-lived intangible assets whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Goodwill impairment testing is performed at the reporting unit level. The Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If necessary, a quantitative impairment test is performed.

As of March 31, 2026, the Company performed a qualitative assessment of its goodwill arising from the acquisition of Celnet BJ and Celnet HK and concluded that it was not more likely than not that the fair value of the related reporting unit was less than its carrying amount. Accordingly, no goodwill impairment was recognized.

k. Impairment of long-lived assets other than goodwill

For the long-lived assets, including property and equipment and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability is measured by comparing the carrying amount of the asset or the asset group to the estimated undiscounted future cash flows expected to be generated from the use and eventual disposition of the asset or the asset group. If the carrying amount exceeds the estimated undiscounted future cash flows, an impairment loss is recognized for the excess of the carrying amount over the fair value of the asset or the asset group. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. No impairment was recorded by the Company for the six months ended March 31, 2026 and 2025.

l. Lease

The Company determines if an arrangement is or contains a lease at inception. For leases with an initial term of 12 months or less, the Company has elected the short-term lease practical expedient and does not recognize right-of-use (“ROU”) assets or lease liabilities on the balance sheet; lease payments for such leases are expensed on a straight-line basis over the lease term. For leases with a term exceeding 12 months, operating lease ROU assets represent the Company’s right to control the use of an identified asset, and operating lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets are initially measured based on the lease liability, adjusted for lease incentives and initial direct costs. Lease liabilities are measured at the present value of the remaining lease payments using the discount rate for the lease at commencement. As the implicit rate in the lease is generally not readily determinable, the Company uses its incremental borrowing rate based on information available at commencement.

The Company’s lease includes office leases and equipment leases. For office leases, the lease term includes renewal periods when it is reasonably certain that the Company will exercise such options. The Company regularly reassesses renewal options and remeasures the lease liability upon modification or when changes in circumstances indicate a reassessment is required. Lease expense is recognized on a straight-line basis over the lease term. Lease modifications are accounted for as a remeasurement of the ROU asset and lease liability when the modification is not accounted for as a separate contract. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Operating leases are presented as operating lease ROU assets, current operating lease liabilities, and non-current operating lease liabilities on the consolidated balance sheets.

m. Long-term prepayments

Long-term prepayments represent amounts paid in advance for the acquisition of property that have not yet been transferred to the Company at the unaudited condensed consolidated balance sheet date. These prepayments are initially recorded at cost (i.e., the transaction price paid). Upon the completion of the transfer of title and the Company obtaining control over the asset, the carrying amount of the prepayment is reclassified to the line item within property and equipment, as applicable, and subsequently accounted for in accordance with the Company’s relevant accounting policies. No interest or imputed interest is capitalized on such prepayments as the acquisition is not considered a financing arrangement.

n. Revenue Recognition

The Company accounts for revenue in accordance with ASC Topic 606, Revenue From Contracts With Customers (ASC 606) for all periods presented. According to ASC 606, revenue is recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods or services. The Company determines revenue recognition through the following steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenue when (or as) the entity satisfies a performance obligation. The Company assesses its revenue arrangements against specific criteria in order to determine if it is acting as principal or agent. Revenue arrangements with multiple performance obligations are divided into separate distinct goods or services. The Company allocates the transaction price to each performance obligation based on the relative standalone selling price of the goods or services provided. Revenue is recorded net of value-added tax.

1) Revenue stream

♦ Revenues from professional services

The Company delivers customized cloud solutions to customers through its highly flexible PaaS platform. The professional fee normally consists of the following types of revenue:

(i) Customized CRM system development and cloud-based connectivity services

The Company provides customized CRM system development and implementation services to its customers with tailored functionalities and interfacing capabilities suitable to meet the operation needs of its customers. These services are offered through two models: (i) through the Company’s platform, where customers access the customized CRM system via the Company’s cloud-based platform, and (ii) directly on third-party platforms, such as Salesforce, where the Company develops and implements customized CRM solutions within the customer’s existing external platform environment. Under both models, the Company’s contracts typically contain a single performance obligation that combines system development and implementation with post-implementation support. The post-implementation support primarily consists of warranty-type services, including bug fixes, error correction, and performance stabilization during a defined warranty period following implementation, and is not considered distinct from the development services. For contracts deployed through the Company’s platform, the continuous platform access and the one-year license are considered as one single performance obligation; for contracts deployed on third-party platforms, the development and post-implementation support are considered as one single performance obligation. Post-implementation support service is distinct from ongoing maintenance services that extend beyond the initial warranty period and include proactive system updates and performance optimization under a separate purchase order

Revenue is recognized over time using a cost-based input method, as the customized solutions do not have an alternative use to the Company and the Company has an enforceable right to payment for performance completed to date. The Company measures progress based on actual costs incurred relative to total estimated project costs. Contract service periods generally range from three to twelve months, and payment terms are typically linked to project milestones. Contracts generally do not contain significant financing components or variable consideration. Customers do not have the right to a refund of paid fees for services which the Company had earned and recognized as revenue.

(ii) Additional function development service

For revenue from additional function development based on the completed customized CRM system, the revenue is recognized at a point in time when completion of the additional function is delivered to the customer. This typically occurs when the additional function is delivered, and the customer obtains the ability to use and benefit from it. Customers do not have the right to refund of paid fees for additional function development services after the additional function is delivered. Additional function development contracts generally do not contain contract cancellation terms except when the Company failed to develop the additional function.

(iii) Data and workflow migration service

The Company provides Salesforce Org (a cloud-based customer relationship management platform developed by Salesforce) migration services, including system diagnostics, solution design, metadata and data migration, integration adjustments, testing, and go-live support. These services represent a single performance obligation, as the Company integrates various activities to deliver a completed migration solution. Revenue is recognized over time using a cost-based input method, as the customer simultaneously receives and consumes the benefits throughout the period. The Company measures progress based on actual costs incurred relative to total estimated project costs. Contract service periods generally range from one to six months, and payment terms are typically linked to project milestones. Contracts generally do not contain significant financing components or variable consideration.

(iv) Staff outsourcing service

The Company provides IT staffing and outsourcing services on a time-and-materials basis, where qualified personnel perform development and consulting tasks as directed by customers. These services represent a stand-ready obligation to provide qualified personnel over the service period. Revenue is recognized over time as services are rendered based on approved person-days or hours worked at contractually specified rates. Contracts generally do not contain significant financing components or variable consideration.

(v) Operations and maintenance service

The Company provides ongoing system maintenance and support services, including system monitoring, ticket analysis, user access maintenance, reporting, and other operational support activities. These services typically contain a single performance obligation representing a stand-ready obligation to provide maintenance and support services over a fixed contract period, typically one year. Revenue is recognized on a straight-line basis over the contract term, as the customer simultaneously receives and consumes the benefits evenly throughout the period. Contracts generally do not contain significant financing components or variable consideration.

♦ Revenues from subscription service

Since its second year of development, the Company derives subscription revenues from providing cloud-based connectivity platform service and the continued obligation to ensure the performance of the platform over the service period. The transaction price is the observable standalone selling price of subscription service. The performance periods generally are six months to one year, and pursuant to the contracts, full payment is generally collected in advance. Contracts generally do not contain significant financing components or variable consideration. As the customer simultaneously receives and consumes the benefits provided by the Company’s performance, the Company recognizes revenue ratably over the contractual subscription period, beginning on the date when the service is made available to the customers. Customers do not have the right to a refund of paid fees for subscription services which the Company had earned and recognized as revenue, Subscription services contracts generally contain contract cancellation terms which provide an enforceable right to payment for performance completed to date.

♦ Revenues from payment channel service and others

This revenue stream is mainly derived from payment channel service the Company enables the user to make with payment service through its CRM system, such as top up, withdraw or transaction etc. The performance obligation is to help the third-party payment channels service provider to facilitate their payment services. The Company charges a non-refundable fee for the payment channel service, the pricing of which is based on the pre-determined rates specified in the contract. The Company assesses whether it is a principal or an agent by determining whether it controls the promised service before it is transferred to the end user. In providing these services, the Company does not control the underlying payment processing services. As such, the Company is not the primary obligor, does not have the ability to establish the price, and does not bear credit risk. Therefore, the Company records revenue on a net basis and recognizes revenue at a point in time when the amount is verified by both parties via reconciliation.

1) Revenues presented as follows:

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Customized CRM system development service	$825,457	$220,454
Staff outsourcing service	492,524	-
Data and workflow migration service	355,809	-
Operations and maintenance service	55,414	-
Additional function development service	21,935	9,211
Subtotal of Professional services	1,751,139	229,665
Subscription service	88,879	97,128
Payment channel service and others	43,236	19,220
Total	$1,883,254	$346,013

Revenue by recognition over time vs point in time

	Six Months Ended March 31,
	2026	2025
	(Unaudited)	(Unaudited)
Revenue by recognition over time	$1,818,083	$326,793
Revenue by recognition at a point in time	65,171	19,220
Total	$1,883,254	$346,013

2) Contract assets

Contract assets represent the Company’s right to consideration in exchange for goods or services that the Company has transferred to a customer when that right is conditional on something other than the passage of time. Contract assets are recognized when the Company recognizes revenue for performance obligations satisfied over time but has not yet billed the customer, typically when revenue recognized under the cost-based input method exceeds milestone-based billings. Contract assets are classified as current assets and are reclassified to accounts receivable when the right to consideration becomes unconditional. The Company assesses contract assets for impairment in accordance with ASC 326, Financial Instruments—Credit Losses, and any impairment losses are recognized as an operating expense. As of March 31, 2026 and September 30, 2025, allowances for expected credit loss were nil and nil, respectively. As of March 31, 2026 and September 30, 2025, the write-off of allowances for expected credit loss were nil and nil, respectively.

3) Contract liabilities

Contract liabilities are recognized when the Company has an obligation to transfer goods or services to a customer for which the Company has received consideration from the customer, or when the consideration is due, prior to satisfying the related performance obligation. Contract liabilities are classified as current liabilities and are recognized as revenue when the related performance obligation is satisfied.

Changes in contract liabilities as follows:

	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
Contract liabilities, beginning of the period	$30,024	$215,768
Contract liabilities acquired through business combination	109,000	-
Revenue deferred during the period	458,670	24,192
Cash refund due to the contract termination	-	(7,593)
Recognition of revenue deferred in prior period	(349,137)	(202,343)
Foreign exchange differences	5,102	-
Contract liabilities, end of the period	$253,659	$30,024

4) Deferred contract costs

Deferred contract costs primarily represent capitalized costs incurred to fulfill service contracts for which revenue is recognized over time. Certain project cycles extend beyond one year, resulting in the recognition of deferred contract costs. The Company capitalizes costs incurred to fulfill a contract when the costs (i) relate directly to the contract or an anticipated contract, (ii) generate or enhance resources that will be used in satisfying performance obligations in the future, and (iii) are expected to be recovered. Deferred contract costs are amortized on a systematic basis consistent with the transfer of goods or services to which the assets relate, and are assessed for impairment when there is an indication that the carrying amount exceeds the expected recovery.

Changes in deferred contract costs as follows:

	Six Months Ended	Year Ended
	March 31, 2026	September 30, 2025
	(Unaudited)
Deferred contract costs, beginning of the period	$13,103	$-
Cost deferred during the period	23,752	13,103
Recognition of cost deferred in prior periods	(13,314)	-
Foreign exchange differences	583	-
Deferred contract costs, end of the period	$24,124	$13,103

o. Cost of revenues

Cost of revenue includes (1) labor costs (including salaries, social insurance and benefits) for employees involved with the Company’s operations and product support, (2) third party service fees including cloud computing and data usage, (3) rental and (4) related costs of outsourcing to contractors conducting system implementation and support services to customers.

p. Selling expenses

Selling expenses mainly consist of salaries and welfare, rental and advertising costs and market promotion expenses and amortization of intangible assets.

q. General and administrative expenses

General and administrative expenses mainly consist of salaries and welfare, rental, depreciation, professional service fees, share-based compensation, and other corporate expenses.

r. Research and development expenses

Research and development expenses are mainly salary and benefits for in-house software engineers and payments made to outside cloud providers.

s. Government grants

Government grants are recognized as other income, net, or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the unaudited condensed consolidated statements of operations and comprehensive loss upon receipts as all conditions attached to the grants are fulfilled. Government grants included as other income in the unaudited condensed consolidated statements of operations and comprehensive loss amounted to $714 and nil for the six months ended March 31, 2026 and 2025, respectively.

t. Employee benefit

The Company is required under PRC laws and regulations to participate in various government sponsored employee benefit plans, including certain social insurance, housing funds and other welfare-oriented payment obligations, and contributes to the plans in amounts equal to certain percentages of salaries, including bonuses and allowances, of its employees up to a maximum amount specified by the local government from time to time at locations where the Company operates its businesses. Social benefits included as expenses in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss amounted to $311,409 and $120,154 for the six months ended March 31, 2026 and 2025, respectively.

u. Warrant

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. If the assessment concludes that a change in classification is required, the Company reclassifies the warrants accordingly as of the date of the change in circumstances. Modifications to warrant terms are evaluated at the date of modification to determine whether the modification results in a change in classification, and any change in fair value upon modification is accounted for in accordance with ASC 815.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the unaudited condensed consolidated statements of operations and comprehensive loss.

v. Statutory Reserve

In accordance with the PRC Regulations on Enterprises with Foreign Investment and its articles of association, a foreign-invested enterprise established in the PRC is required to provide certain statutory reserves, namely the general reserve fund, the enterprise expansion fund and the staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise’s PRC statutory accounts. A foreign-invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign-invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributed as cash dividends. If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss. A portion of the Company’s retained earnings equal to the amount of these statutory reserves is restricted and not available for dividend distribution as of each reporting date. The restricted amount is included within retained earnings on the consolidated balance sheets, with no separate line item presented, as the restriction does not change the total amount of retained earnings.

w. Value Added Tax (“VAT”)

The Company was subject to VAT at the rate of 6% and related surcharges on revenues generated from provided services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Company reports revenues net of PRC VAT for all the periods presented in the unaudited condensed consolidated statements of operations and comprehensive loss.

x. Income Tax

The Company accounts for income taxes under ASC 740. Current income taxes are provided on the basis of net income (loss) for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. The ASU enhances disclosure requirements primarily related to (i) a tabular reconciliation of the effective tax rate to the statutory tax rate, disaggregated into specified categories, with further disaggregation for items meeting a quantitative threshold, and (ii) the disaggregation of income taxes paid by federal, state, and foreign jurisdiction. The ASU also requires the disaggregation of income (loss) from continuing operations and the related income tax expense between domestic and foreign components. For public business entities, the ASU is effective for annual periods beginning after December 15, 2024, and for interim periods within fiscal years beginning after December 15, 2025. The Company will adopt the ASU in its annual financial statements for the fiscal year ending September 30, 2026, and in its interim financial statements beginning with the fiscal year ending September 30, 2027. The Company expects to apply the amendments in the annual report for the year ended September 30, 2026 and does not expect the adoption to have a material impact on its unaudited condensed consolidated results of operations, financial position, or cash flows.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. The Company does not believe that there was any uncertain tax position for the six months ended March 31, 2026 and 2025.

y. Comprehensive Loss

Comprehensive loss consists of two components, net loss and other comprehensive loss. Other comprehensive loss refers to revenue, expenses, gains and losses that under U.S. GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

z. Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year. Dilutive equivalent shares are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Company’s ordinary shares issuable upon the conversion of the share-based awards, using the treasury stock method.

aa. Segment Reporting

ASC280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for details on the Company’s business segments. The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the CEO, who reviews consolidated results when making decisions about allocating resources and assessing the performance of the Company. Based on the management’s assessment, the Company determined that it has only one operating segment and therefore one reportable segment as defined by ASC 280.

In November 2023, the FASB issued ASU No 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 expands disclosures about a public entity’s reportable segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker uses reported segment profit or loss information in assessing segment performance and allocating resources. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. In October 2024, the Company adopted ASU No. 2023-07 for the year ended September 30, 2025, retrospectively to all periods presented in the consolidated financial statements, which requires an enhanced disclosure of significant segment expenses that are regularly provided to the CODM and included within each reported measure of segment profit or loss, on an annual and interim basis.

The Company’s assets are substantially all located in the PRC and substantially all of the Company’s revenues and expenses are derived in the PRC. Therefore, no geographical segments are presented. See “Note 21- Segment Reporting”.

bb. Related parties

Parties are considered to be related to the Company if the parties, directly or indirectly, through one or more intermediaries, control, are controlled by, or are under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management, and other parties with which the Company may deal with if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. The Company discloses all significant related party transactions in Note 13.

cc. Business combination

The Company accounts for business combinations using the acquisition method in accordance with ASC Topic 805, Business Combinations. The consideration transferred in a business combination is measured at fair value, and the identifiable assets acquired and liabilities assumed are recognized at their estimated fair values as of the acquisition date. The excess of the consideration transferred over the fair value of the identifiable net assets acquired is recorded as goodwill.

Acquisition-related costs are expensed as incurred and are not included as part of the consideration transferred. The results of operations of acquired businesses are included in the Company’s consolidated financial statements from the acquisition date.

dd. Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for loss contingencies when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. If a loss is reasonably possible but not probable, and the amount or range of loss is estimable, the Company discloses the nature of the contingency and an estimate of the possible loss or range of loss, or a statement that such an estimate cannot be made. As of March 31, 2026 and September 30, 2025, the Company’s accrued provision for its ongoing litigation matters was $52,532 and $24,459 respectively, which was recorded in accrued expenses and other current liabilities in its unaudited condensed consolidated financial statements. For more information see “Note 19 — Commitments and Contingencies”.

ee. Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company does not opt out of an extended transition period for complying with any new or revised financial accounting standards. Therefore, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

On November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its unaudited condensed consolidated financial statements.

In July 2025, the FASB has released ASU 2025-05, Financial Instruments — Credit Losses — Measurement of Credit Losses for Accounts Receivable and Contract Assets. The purpose of this update is to address challenges encountered when applying the guidance in Topic 326 Financial Instruments—Credit Losses to current accounts receivable and current contract assets arising from transactions accounted for under Topic 606 Revenue from Contracts with Customers. ASU 2025-05 is effective for entities that apply the practical expedient when estimating expected credit losses on current accounts receivable and/or current contract assets arising from transactions under Topic 606, including those assets acquired in a transaction accounted for under Topic 805 Business Combinations, for annual reporting periods beginning after December 15, 2025, and interim reporting periods within annual reporting periods for all entities. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance. The Company is currently evaluating the impact that the adoption of these standards will have on its unaudited condensed consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. The purpose of this update is to establish authoritative accounting guidance for the recognition, measurement, presentation, and disclosure of government grants received by business entities. ASU 2025-10 applies to all government grants within its scope and provides a comprehensive framework for accounting for such grants under U.S. GAAP. For public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. For entities other than public business entities, the amendments are effective for annual reporting periods beginning after December 15, 2029, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact that the adoption of this standard will have on its unaudited condensed consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements. The purpose of this update is to improve the clarity and organization of interim reporting guidance and to enhance the disclosure requirements applicable to interim financial statements. ASU 2025-11 does not change the fundamental principles of interim reporting but clarifies the scope and presentation of required disclosures. A public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2027. An entity other than a public business entity shall apply for interim reporting periods within annual reporting periods beginning after December 15, 2028. The Company is currently evaluating the impact that the adoption of this standard will have on its interim reporting disclosures.

The Company does not believe any recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial position, statements of operations and comprehensive loss and cash flows.